Convertible Bond and Derivative Financial Liability - Summary of convertible bonds (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of movement of convertible bond [line items]
Fair value gain recognized in profit or loss		$ 7,765,148
Convertible bonds [member] | Liability component [Member]
Summary of movement of convertible bond [line items]
Beginning balance	$ 103,278,429	95,995,690
Interest for the year	8,085,419	7,717,348
Exchange alignment	606,536	(434,609)
Ending balance	111,970,384	103,278,429
Convertible bonds [member] | Derivative Financial Liability [Member]
Summary of movement of convertible bond [line items]
Beginning balance	12,954,313	20,813,810
Fair value gain recognized in profit or loss		(7,765,148)
Exchange alignment	798,360	(94,349)
Ending balance	$ 13,752,673	$ 12,954,313